Other receivables, prepayments and deposits (Tables)	12 Months Ended
Dec. 31, 2022
Other receivables, prepayments and deposits
Schedule of other receivables, prepayments and deposits

	December 31,
	2022	2021

	(in US$’000)
Dividend receivables (Note 22)	26,246	46,387
Prepayments	22,329	14,128
Value-added tax receivables	1,491	16,616
Deposits	1,214	1,255
Amounts due from related parties (Note 23(ii))	998	1,149
Others	1,936	1,506
	54,214	81,041